TAXATION	12 Months Ended
Dec. 31, 2018
TAXATION
TAXATION

21.           TAXATION

(a)  Deferred income tax liability

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax liability as follows:

	December 31,	December 31,
	2018	2017
Tax loss carry forwards	$74,400	$53,266
Long term debt	10,798	22,525
Investment tax credits	6,545	6,545
Financing costs	4,310	4,288
Other	2,080	756
Decommissioning and restoration provision	—	4,978
Inventories	(847)	(964)
Provincial mining tax attributes	(6,088)	—
Mineral interests	(106,434)	(91,394)
	$(15,236)	$—

Deductible temporary differences for which no deferred tax assets are recognized are as follows:

	December 31,	December 31,
	2018	2017
Provincial mining tax attributes	$18,947	$16,408
Decommissioning and restoration provision	18,947	—
Other	68	68
Tax loss carry forwards	—	59,472
	$37,962	$75,948

The Company has tax losses in Canada of approximately $275,265 (2017 - $256,463) expiring in various amounts from 2030 to 2038. The Company also has investment tax credits totaling approximately $8,965 (2017 - $8,965). The Company has deductible temporary differences for which no deferred tax assets have been recognized of $37,962 (2017 - $75,948). A deferred tax asset has not been recognized in respect of the differences, as it is not probable that sufficient future taxable earnings will be available in the periods when deductions from such potential assets will be realized.

(b)  Income tax expense (recovery)

The Company’s  income tax expense (recovery) is comprised of the following:

	For the year ended
	December 31,	December 31,
	2018	2017
Current tax expense	$4,196	$1,621
Deferred income tax expense (recovery)	12,668	(7,022)
	$16,864	$(5,401)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.0% (2017 – 26.0%)  as follows:

	For the year ended
	December 31,	December 31,
	2018	2017
Expected tax (recovery) expense	$14,441	$(5,680)
Change in income tax rates	—	(574)
Provincial mining taxes	800	1,621
Change in unrecognized temporary differences	(10,942)	7,679
Share-based compensation and other items	943	988
Flow-through shares	823	842
Flow-through share premium	(526)	(574)
Impact of foreign exchange on CAD denominated tax attributes	11,735	(12,550)
Non-temporary differences	(410)	2,847
	$16,864	$(5,401)